Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN  55416
(763) 765-7330

April 29, 2005

VIA EDGAR

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Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      USAllianz Variable Insurance Products Trust
         File Nos. 333-83423 and 811-09491

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Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Life Insurance Company of North America


By:  /s/  James M. Odland
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          James M. Odland